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The Manufacturers Life Insurance Company of North America
73 Tremont Street
Boston, MA  02116



May 5, 1999


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


         Re: The Manufacturers Life Insurance Company of North America Separate Account A Registration Statement on Form N-4 File Nos. 333-24657


Dear Sirs:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1999 for the above-mentioned registrant contains no changes from the form of prospectus and statement of additional information contained in post-effective amendment No. 4 under the Securities Act of 1933 to the registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 1999 via EDGAR.

Very truly yours,

/s/ Betsy Anne Seel
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Betsy Anne Seel
Senior Counsel

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